R6 Shares | JPMorgan Latin America Fund
JPMorgan Latin America Fund Class/Ticker: R6/JLTNX
What is the goal of the Fund?
The Fund will seek long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	R6 Shares JPMorgan Latin America Fund Class R6
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.40%
Shareholder Service Fees	none
Remainder of Other Expenses	0.40%	[1]
Total Annual Fund Operating Expenses	1.40%
Fee Waivers and Expense Reimbursements	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.05%	[2]
[1]	"Remainder of Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example	1 Year	3 Years	5 Years	10 Years
R6 Shares | JPMorgan Latin America Fund | CLASS R6 SHARES | USD ($)	107	409	732	1,649

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
R6 Shares | JPMorgan Latin America Fund | CLASS R6 SHARES | USD ($)	107	409	732	1,649

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in securities of Latin American issuers and other investments that are tied economically to Latin America. “Assets” means net assets, plus the amount of borrowings for investment purposes. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund’s adviser considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Latin America Index (net of foreign withholding taxes).

The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund may utilize currency forwards (including non-deliverable forwards) to reduce currency exposures, where practical, for the purpose of risk management.

Investment Process: The adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based research analysts.

In managing the Fund, the adviser seeks to add value primarily through security selection decisions. Thus, decisions about country weightings are secondary to those about the individual securities, which make up the portfolio. The portfolio manager is primarily responsible for implementing the recommendations of our country specialists, who make their recommendations based on the security ranking system. The ranking system considers factors that include an analysis of a variety of factors, including fundamental economic strength, valuation, earnings growth and quality of management.

The primary emphasis in selecting securities for the Fund is on bottom-up security research conducted by research analysts, while macro research is used as a framework for the analysis.

The Fund will sell securities if the adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The Fund is non-diversified.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.”

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform securities in comparison to general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Latin American Market Risk. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation (in some cases substantial and prolonged), and unemployment rates generally characterize each economy. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund.

Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Latin American securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Smaller Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including currency forwards may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Latin America Index (net of foreign withholding taxes) and the Lipper Latin American Funds Average, an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper average includes the expenses of the mutual funds included in the average. The performance of Class R6 Shares is based on the performance of the Select Class Shares prior to the inception of Class R6 Shares. The actual return of Class R6 Shares would have been different than those shown because Select Class Shares have different expense than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS – CLASS R6 SHARES

Best Quarter	2nd quarter, 2009	44.20%
Worst Quarter	4th quarter, 2008	–38.19%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Average Annual Total Returns - R6 Shares - JPMorgan Latin America Fund	Past 1 Year	Past 5 Years	Life of Fund	Inception Date
CLASS R6 SHARES	(31.27%)	(13.12%)	(2.41%)	Feb. 28, 2007
CLASS R6 SHARES | Return After Taxes on Distributions	(31.57%)	(13.25%)	(2.81%)	Feb. 28, 2007
CLASS R6 SHARES | Return After Taxes on Distributions and Sale of Fund Shares	(17.38%)	(9.19%)	(1.74%)	Feb. 28, 2007
MSCI EMERGING MARKETS LATIN AMERICA INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(31.04%)	(14.41%)	(2.60%)
LIPPER LATIN AMERICAN FUNDS AVERAGE (Reflects No Deduction for Taxes)	(29.61%)	(15.07%)	(3.44%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.